Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2013
Basic and Diluted Earnings Per Share

The components of basic and diluted EPS are as follows:

(In millions, except earnings per share)

Year Ended June 30,	2013	2012	2011

Net income available for common shareholders (A)	$21,863	$16,978	$23,150

Weighted average outstanding shares of common stock (B)	8,375	8,396	8,490
Dilutive effect of stock-based awards	95	110	103

Common stock and common stock equivalents (C)	8,470	8,506	8,593

Earnings Per Share

Basic (A/B)	$2.61	$2.02	$2.73
Diluted (A/C)	$2.58	$2.00	$2.69